Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
December 31, 2021
FBF-Y45-NPRT3-0322
1.9892476.103
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,233,989	135,449,117
Fidelity Series Commodity Strategy Fund (a)	6,154,589	25,172,270
Fidelity Series Large Cap Growth Index Fund (a)	4,436,422	85,844,759
Fidelity Series Large Cap Stock Fund (a)	5,025,935	95,442,501
Fidelity Series Large Cap Value Index Fund (a)	11,739,502	182,666,653
Fidelity Series Small Cap Opportunities Fund (a)	3,064,259	45,718,740
Fidelity Series Value Discovery Fund (a)	4,078,194	67,575,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $540,397,963)		637,869,712

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,526,734	36,713,438
Fidelity Series Emerging Markets Fund (a)	1,713,301	18,006,796
Fidelity Series Emerging Markets Opportunities Fund (a)	7,705,691	161,973,632
Fidelity Series International Growth Fund (a)	4,328,892	82,768,420
Fidelity Series International Index Fund (a)	2,836,990	34,753,130
Fidelity Series International Small Cap Fund (a)	1,323,444	28,308,461
Fidelity Series International Value Fund (a)	7,413,955	82,813,876
Fidelity Series Overseas Fund (a)	5,746,913	82,755,546
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $474,341,297)		528,093,299

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	249,792	2,510,407
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	993,454	10,063,691
Fidelity Series Corporate Bond Fund (a)	53,032	583,877
Fidelity Series Emerging Markets Debt Fund (a)	725,339	6,578,827
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	232,551	2,195,286
Fidelity Series Floating Rate High Income Fund (a)	134,235	1,243,012
Fidelity Series Government Bond Index Fund (a)	73,496	777,587
Fidelity Series High Income Fund (a)	802,279	7,653,743
Fidelity Series Investment Grade Bond Fund (a)	71,379	829,424
Fidelity Series Investment Grade Securitized Fund (a)	55,828	574,474
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,900,692	50,273,900
Fidelity Series Real Estate Income Fund (a)	404,824	4,748,584
TOTAL BOND FUNDS (Cost $88,246,353)		88,032,812

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,102,985,613)	1,253,995,823
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,690)
NET ASSETS - 100.0%	1,253,981,133

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	100,251	100,251	-	-	-	-	0.0%
Total	-	100,251	100,251	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,376,968	2,847,213	19,491	(17,145)	(2,203)	2,510,407
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	10,673,164	658,475	54,228	(310)	49,312	10,063,691
Fidelity Series Blue Chip Growth Fund	98,109,560	68,376,253	24,347,861	26,383,590	(266,907)	(6,421,928)	135,449,117
Fidelity Series Canada Fund	21,576,071	13,485,439	1,683,718	775,817	(29,965)	3,365,611	36,713,438
Fidelity Series Commodity Strategy Fund	24,755,229	18,510,585	13,189,549	9,754,445	(1,647,190)	(3,256,805)	25,172,270
Fidelity Series Corporate Bond Fund	97,731	634,054	146,986	4,850	(1,066)	144	583,877
Fidelity Series Emerging Markets Debt Fund	4,878,628	2,240,187	492,225	203,721	(19,091)	(28,672)	6,578,827
Fidelity Series Emerging Markets Debt Local Currency Fund	1,630,700	789,809	83,001	82,951	(4,909)	(137,313)	2,195,286
Fidelity Series Emerging Markets Fund	14,186,827	7,247,718	1,613,345	577,462	(43,652)	(1,770,752)	18,006,796
Fidelity Series Emerging Markets Opportunities Fund	127,540,316	80,176,966	15,146,157	18,160,590	(403,757)	(30,193,736)	161,973,632
Fidelity Series Floating Rate High Income Fund	982,840	454,776	202,408	39,580	(373)	8,177	1,243,012
Fidelity Series Government Bond Index Fund	119,850	1,054,460	391,827	1,965	(4,438)	(458)	777,587
Fidelity Series Government Money Market Fund 0.08%	2,311,226	382,615	2,693,841	472	-	-	-
Fidelity Series High Income Fund	5,661,375	2,547,549	653,297	291,865	(5,961)	104,077	7,653,743
Fidelity Series Inflation-Protected Bond Index Fund	17,818,592	6,262,847	24,828,766	247,821	1,518,451	(771,124)	-
Fidelity Series International Growth Fund	53,160,536	31,261,309	4,516,683	6,286,315	157,597	2,705,661	82,768,420
Fidelity Series International Index Fund	22,153,774	12,267,563	660,617	834,559	7,158	985,252	34,753,130
Fidelity Series International Small Cap Fund	19,006,573	9,887,920	912,773	3,259,401	(20,029)	346,770	28,308,461
Fidelity Series International Value Fund	53,039,664	32,559,313	4,083,095	3,947,069	(69,058)	1,367,052	82,813,876
Fidelity Series Investment Grade Bond Fund	134,456	1,176,428	476,873	5,789	(3,417)	(1,170)	829,424
Fidelity Series Investment Grade Securitized Fund	93,712	610,168	128,723	1,352	(1,351)	668	574,474
Fidelity Series Large Cap Growth Index Fund	61,934,791	23,487,587	14,775,766	2,502,846	510,228	14,687,919	85,844,759
Fidelity Series Large Cap Stock Fund	67,655,175	34,850,003	8,714,928	7,902,478	(123,283)	1,775,534	95,442,501
Fidelity Series Large Cap Value Index Fund	129,236,009	58,524,680	13,002,289	10,600,177	(179,933)	8,088,186	182,666,653
Fidelity Series Long-Term Treasury Bond Index Fund	24,407,341	28,294,460	4,664,444	666,200	(464,351)	2,700,894	50,273,900
Fidelity Series Overseas Fund	53,150,937	26,930,651	5,539,339	2,325,550	28,770	8,184,527	82,755,546
Fidelity Series Real Estate Income Fund	3,391,662	1,398,322	264,462	158,846	(596)	223,658	4,748,584
Fidelity Series Short-Term Credit Fund	1,140,277	275,329	1,415,169	5,971	15,802	(16,239)	-
Fidelity Series Small Cap Opportunities Fund	32,675,014	23,443,733	4,345,869	10,670,302	(240,777)	(5,813,361)	45,718,740
Fidelity Series Treasury Bill Index Fund	3,672,409	935,925	4,608,334	714	1,119	(1,119)	-
Fidelity Series Value Discovery Fund	47,751,795	24,954,799	6,901,536	5,373,177	(110,674)	1,881,288	67,575,672
	892,273,070	529,071,580	163,989,569	111,139,594	(1,419,108)	(1,940,150)	1,253,995,823

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.